Offerings - Offering: 1	Sep. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	(0)
Maximum Aggregate Offering Price	$ 15,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,296.50
Offering Note

(1)	Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended. Includes the offering price of additional shares of common stock that the underwriters have the option to purchase.